Long-term borrowings	12 Months Ended
Dec. 31, 2022
Long-term borrowings
Long-term borrowings

15.Long-term borrowings

As of December 31, 2022, the Group had RMB1.5 million of long-term borrowings. The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-06-21	887	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Loan 2	2024-06-21	659	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Total		1,546